Share-based Compensation - Summary of share option activity (Detail)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Share-based compensation
Number of options, Exercised	(1,338,762)	(1,338,762)
Aggregate Intrinsic Value, Exercised	¥ 3,056,001	$ 430,429	¥ 2,023,265	¥ 13,862,597
2016 Plan
Share-based compensation
Number of options, Beginning balance	9,461,786	9,461,786	9,891,886
Number of options, Exercised	(274,925)	(274,925)	(357,600)
Number of options, Forfeited	(12,500)	(12,500)	(72,500)
Number of options, Ending balance	9,174,361	9,174,361	9,461,786	9,891,886
Number of options, Vested and expected to vest	9,142,477
Number of options, Exercisable	9,009,079
Weighted average grant date fair value, Beginning balance | ¥ / shares	¥ 17.26		¥ 16.92
Weighted average grant date fair value, Exercised | ¥ / shares	11.12		5.66
Weighted average grant date fair value, Forfeited | ¥ / shares	19.86		28.76
Weighted average grant date fair value, Ending balance | ¥ / shares	17.44		¥ 17.26	¥ 16.92
Weighted average grant date fair value, Vested and expected to vest | ¥ / shares	33.09
Weighted average grant date fair value, Exercisable | ¥ / shares	¥ 33.35
Weighted average remaining contractual term, Outstanding	4 years 3 months 25 days	4 years 3 months 25 days	5 years 3 months 21 days	6 years 3 months 18 days
Weighted average remaining contractual term, Vested and expected to vest	4 years 3 months 25 days	4 years 3 months 25 days
Weighted average remaining contractual term, Exercisable	4 years 3 months 14 days	4 years 3 months 14 days
Aggregate Intrinsic Value, Outstanding | ¥	¥ 132,873,059		¥ 61,990,313	¥ 61,139,618
Aggregate Intrinsic Value, Exercised | ¥	3,601,562		¥ 2,037,155
Aggregate Intrinsic Value, Vested and expected to vest | ¥	132,411,282
Aggregate Intrinsic Value, Exercisable | ¥	¥ 130,479,266